Significant Accounting Policies (Details) - ₪ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Significant Accounting Policies [Abstract]
Ordinary share par value	₪ 0.01	₪ 0.01
Diluted loss per shares	18,997,479	4,352,144